Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
			Average		Value of Initial Fixed $100
	Summary		Summary	Average	Investment Based On:
	Compensation	Compensation	Compensation	Compensation		Peer Group
	Table Total	Actually Paid	Table Total for	Actually Paid to	Total Share-	Total Share-		Pre-tax
Year	for PEO	to PEO (1)	Non-PEO NEOs	Non-PEO NEOs (1)	Holder Return	Holder Return	Net Income	Net Income
2026	12,508,253	9,057,121	6,584,492	5,843,218	$ 108.89	$ 57.16	67,353	110,669
2025	16,652,646	14,323,483	5,979,871	4,945,556	$ 115.46	$ 70.42	193,293	269,859
2024	31,431,039	44,305,949	5,295,148	8,807,666	$ 111.28	$ 76.07	174,740	240,599
2023	5,790,860	(3,406,531)	3,371,945	169,702	$ 62.57	$ 92.06	(134,382)	(138,170)
2022	24,942,778	26,290,697	5,854,421	6,494,397	$ 100.48	$ 109.04	200,101	270,976

(1)

The dollar amounts shown in these columns reflect compensation actually paid (“CAP”) to Morris Goldfarb and our non-PEO NEOs, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realized in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to any individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO Compensation Actually Paid (“CAP”) TOTAL

As shown in the tables below, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

	Reported Summary
	Compensation Table	Reported Value	Equity Award	Compensation Actually
Year	Total for PEO	of Equity Awards (1)	Adjustments (2)	Paid to PEO
2026	12,508,253	(5,999,976)	2,548,844	9,057,121
2025	16,652,646	(5,999,990)	3,670,827	14,323,483
2024	31,431,039	(20,709,998)	33,584,908	44,305,949
2023	5,790,860	(4,499,972)	(4,697,419)	(3,406,531)
2022	24,942,778	(16,167,626)	17,515,545	26,290,697

(1)	Represents the total of the amounts reported in the Stock Awards column of the Summary Compensation Table for the applicable year.
(2)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
d.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; minus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

PEO				Year over Year	Fair Value at
				Change in Fair	the End of the
		Year over Year	Fair Value as	Value of	Prior Year of
	Year End Fair	Change in Fair	of Vesting Date	Equity Awards	Equity Awards
	Value of	Value of	of Equity	Granted in	that Failed to	Total
	Outstanding	Outstanding and	Awards Granted	Prior Years that	Meet Vesting	Equity
	and Unvested	Unvested Equity	and Vested in	Vested in	Conditions	Award
Year	Equity Awards	Awards	the Year	the Year	in the Year	Adjustments
2026	5,208,530	(2,330,802)	—	(328,884)	—	2,548,844
2025	8,338,331	(4,419,335)	—	(248,169)	—	3,670,827
2024	31,251,023	1,186,386	—	1,147,500	—	33,584,908
2023	908,731	(5,474,346)	—	(131,804)	—	(4,697,419)
2022	4,322,272	769,298	12,167,656	256,319	—	17,515,545

The tables below reflect the average total compensation of our non-PEO NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO NEOs are the following individuals: for fiscal 2026, 2025 and 2024, Sammy Aaron, Neal Nackman, Jeffrey Goldfarb and Dana Perlman, who became an NEO on January 8, 2024.

	Average Reported
	Summary Compensation			Average Compensation
	Total Table for	Average Reported Value	Average Equity	Actually Paid
Year	Non-PEO NEOs	of Equity Awards (3)	Award Adjustments (4)	to Non-PEO NEOs
2026	6,584,492	(3,837,457)	3,096,183	5,843,218
2025	5,979,871	(1,674,986)	640,672	4,945,556
2024	5,295,148	(1,199,983)	4,712,501	8,807,666
2023	3,371,945	(1,666,643)	(1,535,600)	169,702
2022	5,854,421	(2,420,636)	3,060,612	6,494,397

(3)	Represents the total of the amounts reported in the Stock Awards column of the Summary Compensation Table for the applicable year.
(4)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
d.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; minus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

Non-PEO					Average
NEO's				Year over Year	Fair Value at
			Average	Average Change	the End of the
		Year over Year	Fair Value as	in Fair Value	Prior Year of
		Average Change	of Vesting Date	of Equity	Equity Awards	Total
	Average	in Fair Value	of Equity	Awards Granted	that Failed to	Average
	Year End Fair	of Outstanding	Awards Granted	in Prior Years	Meet Vesting	Equity
	Value of	and Unvested	and Vested in	that Vested in	Conditions	Award
Year	Equity Awards	Equity Awards	the Year	the Year	in the Year	Adjustments
2026	3,515,351	(282,046)	—	(137,121)	—	3,096,183
2025	2,322,037	(1,598,092)	—	(83,274)	—	640,672
2024	2,792,521	1,504,330	—	415,650	—	4,712,501
2023	448,751	(1,939,445)	—	(44,906)	—	(1,535,600)
2022	1,411,940	294,826	1,113,980	239,867	—	3,060,612

Company Selected Measure Name	Pre-tax Net Income
Named Executive Officers, Footnote
(1)

The dollar amounts shown in these columns reflect compensation actually paid (“CAP”) to Morris Goldfarb and our non-PEO NEOs, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realized in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to any individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below.

PEO Total Compensation Amount	$ 12,508,253	$ 16,652,646	$ 31,431,039	$ 5,790,860	$ 24,942,778
PEO Actually Paid Compensation Amount	$ 9,057,121	14,323,483	44,305,949	(3,406,531)	26,290,697
Adjustment To PEO Compensation, Footnote

As shown in the tables below, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

	Reported Summary
	Compensation Table	Reported Value	Equity Award	Compensation Actually
Year	Total for PEO	of Equity Awards (1)	Adjustments (2)	Paid to PEO
2026	12,508,253	(5,999,976)	2,548,844	9,057,121
2025	16,652,646	(5,999,990)	3,670,827	14,323,483
2024	31,431,039	(20,709,998)	33,584,908	44,305,949
2023	5,790,860	(4,499,972)	(4,697,419)	(3,406,531)
2022	24,942,778	(16,167,626)	17,515,545	26,290,697

(1)	Represents the total of the amounts reported in the Stock Awards column of the Summary Compensation Table for the applicable year.
(2)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
d.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; minus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

PEO				Year over Year	Fair Value at
				Change in Fair	the End of the
		Year over Year	Fair Value as	Value of	Prior Year of
	Year End Fair	Change in Fair	of Vesting Date	Equity Awards	Equity Awards
	Value of	Value of	of Equity	Granted in	that Failed to	Total
	Outstanding	Outstanding and	Awards Granted	Prior Years that	Meet Vesting	Equity
	and Unvested	Unvested Equity	and Vested in	Vested in	Conditions	Award
Year	Equity Awards	Awards	the Year	the Year	in the Year	Adjustments
2026	5,208,530	(2,330,802)	—	(328,884)	—	2,548,844
2025	8,338,331	(4,419,335)	—	(248,169)	—	3,670,827
2024	31,251,023	1,186,386	—	1,147,500	—	33,584,908
2023	908,731	(5,474,346)	—	(131,804)	—	(4,697,419)
2022	4,322,272	769,298	12,167,656	256,319	—	17,515,545

Non-PEO NEO Average Total Compensation Amount	$ 6,584,492	5,979,871	5,295,148	3,371,945	5,854,421
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,843,218	4,945,556	8,807,666	169,702	6,494,397
Adjustment to Non-PEO NEO Compensation Footnote

The tables below reflect the average total compensation of our non-PEO NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO NEOs are the following individuals: for fiscal 2026, 2025 and 2024, Sammy Aaron, Neal Nackman, Jeffrey Goldfarb and Dana Perlman, who became an NEO on January 8, 2024.

	Average Reported
	Summary Compensation			Average Compensation
	Total Table for	Average Reported Value	Average Equity	Actually Paid
Year	Non-PEO NEOs	of Equity Awards (3)	Award Adjustments (4)	to Non-PEO NEOs
2026	6,584,492	(3,837,457)	3,096,183	5,843,218
2025	5,979,871	(1,674,986)	640,672	4,945,556
2024	5,295,148	(1,199,983)	4,712,501	8,807,666
2023	3,371,945	(1,666,643)	(1,535,600)	169,702
2022	5,854,421	(2,420,636)	3,060,612	6,494,397

(3)	Represents the total of the amounts reported in the Stock Awards column of the Summary Compensation Table for the applicable year.
(4)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
d.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; minus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

Non-PEO					Average
NEO's				Year over Year	Fair Value at
			Average	Average Change	the End of the
		Year over Year	Fair Value as	in Fair Value	Prior Year of
		Average Change	of Vesting Date	of Equity	Equity Awards	Total
	Average	in Fair Value	of Equity	Awards Granted	that Failed to	Average
	Year End Fair	of Outstanding	Awards Granted	in Prior Years	Meet Vesting	Equity
	Value of	and Unvested	and Vested in	that Vested in	Conditions	Award
Year	Equity Awards	Equity Awards	the Year	the Year	in the Year	Adjustments
2026	3,515,351	(282,046)	—	(137,121)	—	3,096,183
2025	2,322,037	(1,598,092)	—	(83,274)	—	640,672
2024	2,792,521	1,504,330	—	415,650	—	4,712,501
2023	448,751	(1,939,445)	—	(44,906)	—	(1,535,600)
2022	1,411,940	294,826	1,113,980	239,867	—	3,060,612

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Important Performance Measures

The following performance measures are the most important used by the Company to link executive compensation actually paid to the NEOs to company performance during fiscal 2026. See “Compensation Discussion and Analysis” for more information about how these measures impact our NEOs’ compensation.

Company-Selected Performance Measures
Adjusted Pre-Tax Income
Percent Change in Basic Common Shares Outstanding
Percent Change in Earnings Per Share
Cumulative Adjusted Earnings before Interest and Taxes (EBIT)
Return on Invested Capital (ROIC)
Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 108.89	115.46	111.28	62.57	100.48
Peer Group Total Shareholder Return Amount	57.16	70.42	76.07	92.06	109.04
Net Income (Loss)	$ 67,353	$ 193,293	$ 174,740	$ (134,382)	$ 200,101
Company Selected Measure Amount	110,669	269,859	240,599	(138,170)	270,976
PEO Name	Morris Goldfarb
Equity Awards Adjustments, Footnote
(2)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
d.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; minus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

PEO				Year over Year	Fair Value at
				Change in Fair	the End of the
		Year over Year	Fair Value as	Value of	Prior Year of
	Year End Fair	Change in Fair	of Vesting Date	Equity Awards	Equity Awards
	Value of	Value of	of Equity	Granted in	that Failed to	Total
	Outstanding	Outstanding and	Awards Granted	Prior Years that	Meet Vesting	Equity
	and Unvested	Unvested Equity	and Vested in	Vested in	Conditions	Award
Year	Equity Awards	Awards	the Year	the Year	in the Year	Adjustments
2026	5,208,530	(2,330,802)	—	(328,884)	—	2,548,844
2025	8,338,331	(4,419,335)	—	(248,169)	—	3,670,827
2024	31,251,023	1,186,386	—	1,147,500	—	33,584,908
2023	908,731	(5,474,346)	—	(131,804)	—	(4,697,419)
2022	4,322,272	769,298	12,167,656	256,319	—	17,515,545
(4)

The fair value of the of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

a.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
b.	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
c.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
d.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; minus
e.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

	(a)	(b)	(c)	(d)	(e)

Non-PEO					Average
NEO's				Year over Year	Fair Value at
			Average	Average Change	the End of the
		Year over Year	Fair Value as	in Fair Value	Prior Year of
		Average Change	of Vesting Date	of Equity	Equity Awards	Total
	Average	in Fair Value	of Equity	Awards Granted	that Failed to	Average
	Year End Fair	of Outstanding	Awards Granted	in Prior Years	Meet Vesting	Equity
	Value of	and Unvested	and Vested in	that Vested in	Conditions	Award
Year	Equity Awards	Equity Awards	the Year	the Year	in the Year	Adjustments
2026	3,515,351	(282,046)	—	(137,121)	—	3,096,183
2025	2,322,037	(1,598,092)	—	(83,274)	—	640,672
2024	2,792,521	1,504,330	—	415,650	—	4,712,501
2023	448,751	(1,939,445)	—	(44,906)	—	(1,535,600)
2022	1,411,940	294,826	1,113,980	239,867	—	3,060,612

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Percent Change in Basic Common Shares Outstanding
Measure:: 3
Pay vs Performance Disclosure
Name	Percent Change in Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative Adjusted Earnings before Interest and Taxes (EBIT)
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 6
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,999,976)	$ (5,999,990)	$ (20,709,998)	$ (4,499,972)	$ (16,167,626)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,548,844	3,670,827	33,584,908	(4,697,419)	17,515,545
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,208,530	8,338,331	31,251,023	908,731	4,322,272
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,330,802)	(4,419,335)	1,186,386	(5,474,346)	769,298
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,167,656
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(328,884)	(248,169)	1,147,500	(131,804)	256,319
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,837,457)	(1,674,986)	(1,199,983)	(1,666,643)	(2,420,636)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,096,183	640,672	4,712,501	(1,535,600)	3,060,612
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,515,351	2,322,037	2,792,521	448,751	1,411,940
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(282,046)	(1,598,092)	1,504,330	(1,939,445)	294,826
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,113,980
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (137,121)	$ (83,274)	$ 415,650	$ (44,906)	$ 239,867